Property and Equipment (Details) - Property and Equipment (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Equipment		$ 2,161,715	$ 2,883,447
Tools and molds		11,543	24,620
Leasehold improvements		82,848	111,356
Furniture and fixtures		93,518	148,261
Total property and equipment		2,349,624	3,167,684
Less accumulated depreciation and amortization		(2,080,006)	(2,293,622)
Property and equipment, net	$ 351,591	$ 269,618	$ 874,062